CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2019
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

 NOTE 6 – CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

See accounting policies in Notes 2(2.5).

The following table provides a reconciliation of gross amount between line items in the statement of financial position and categories of financial instruments as of December 31, 2019 and 2018.

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2019		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	30,117,236	Ps.	30,117,236
Trading assets	8		9,113,668		—		—		—		9,113,668
Debt securities			4,673,113		—		—		—		4,673,113
Equity securities			3,523,121		—		—		—		3,523,121
Derivative assets			917,434		—		—		—		917,434
Investment securities	9		10,102		21,608,992		1,328,092		3,053,862		26,001,048
Measured at fair value			10,102		21,608,992		1,328,092		—		22,947,186
Measured at amortized cost			—		—		—		3,053,862		3,053,862
Loans	11		—		—		—		182,128,114		182,128,114
Other accounts receivable	12		2,706,030		—		—		9,282,734		11,988,764
Measured at fair value			2,706,030		—		—		—		2,706,030
Measured at amortized cost			—		—		—		9,282,734		9,282,734
Hedging derivative assets	10		166,598		—		—		—		166,598
Total financial assets		Ps.	11,996,398	Ps.	21,608,992	Ps.	1,328,092	Ps.	224,581,946	Ps.	259,515,428

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	962,438	Ps.	—	Ps.	—	Ps.	—	Ps.	962,438
Hedging derivative liabilities	10		94,298		—		—		—		94,298
Customer deposits	20		—		—		—		175,491,421		175,491,421
Financial obligations	21		—		—		—		54,844,576		54,844,576
Total financial liabilities		Ps.	1,056,736	Ps.	—	Ps.	—	Ps.	230,335,997	Ps.	231,392,733

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2018		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	28,401,283	Ps.	28,401,283
Trading assets	8		7,204,312		—		—		—		7,204,312
Debt securities			3,762,978		—		—		—		3,762,978
Equity securities			2,672,648		—		—		—		2,672,648
Derivative assets			768,686		—		—		—		768,686
Investment securities	9		31,256		18,935,757		1,090,601		2,972,616		23,030,230
Measured at fair value			31,256		18,935,757		1,090,601		—		20,057,614
Measured at amortized cost			—		—		—		2,972,616		2,972,616
Loans	11		—		—		—		176,881,841		176,881,841
Other accounts receivable	12		2,488,414		—		—		7,069,120		9,557,534
Measured at fair value			2,488,414		—		—		—		2,488,414
Measured at amortized cost			—		—		—		7,069,120		7,069,120
Hedging derivative assets	10		30,138		—		—		—		30,138
Total financial assets		Ps.	9,754,120	Ps.	18,935,757	Ps.	1,090,601	Ps.	215,324,860	Ps.	245,105,338

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	811,305	Ps.	—	Ps.	—	Ps.	—	Ps.	811,305
Hedging derivative liabilities	10		195,539		—		—		—		195,539
Customer deposits	20		—		—		—		164,359,451		164,359,451
Financial obligations	21		—		—		—		51,211,990		51,211,990
Total financial liabilities		Ps.	1,006,844	Ps.	—	Ps.	—	Ps.	215,571,441	Ps.	216,578,285